Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Trade payables	€ 9,360	€ 6,007	€ 4,395
Accruals for invoices to be received	49,069	18,145	4,046
Short-term employee benefits accruals	26,872	€ 12,920	€ 6,844
Clinical Manufacturing Organizations
Disclosure of subsidiaries [line items]
Accruals for invoices to be received	€ 44,000